Derivative instruments and hedging activities - Schedule of information about written credit derivatives and purchased credit protection (Detail) - JPY (¥) ¥ in Billions		6 Months Ended	12 Months Ended
		Sep. 30, 2021	Mar. 31, 2021
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	¥ (319)	¥ (316)
Maximum potential payout / Notional		18,343	17,705
Notional, Purchased credit protection		14,121	13,502
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(93)	(80)
Maximum potential payout / Notional		7,037	7,035
Notional, Purchased credit protection		5,400	5,452
Credit default indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(231)	(246)
Maximum potential payout / Notional		10,826	10,235
Notional, Purchased credit protection		8,356	7,737
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	5	10
Maximum potential payout / Notional		473	396
Notional, Purchased credit protection		358	280
Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	0	0
Maximum potential payout / Notional		7	39
Notional, Purchased credit protection		7	33
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,819	2,662
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,147	1,318
Less than 1 year [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,621	1,271
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		51	73
Less than 1 year [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7,616	6,542
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,645	2,297
1 to 3 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,809	4,065
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		162	180
1 to 3 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,073	6,801
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,393	2,642
3 to 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,429	3,989
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		244	131
3 to 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7	39
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,835	1,700
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		852	778
More than 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		967	910
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		16	12
More than 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.